Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage SMID Cap Fund, Inc.	Mar. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	778
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	1,665
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,917
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	898
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	$ 1,595